STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical)	Dec. 31, 2018 USD ($) $ / shares
Common stock
Underwriting discount | $	$ 600,000
Private placement on May 18, 2018 | Common stock
Share price (in dollars per share)	$ 10
Private placement on May 29, 2018 | Common stock
Share price (in dollars per share)	10
IPO | Common stock
Share price (in dollars per share)	10
Over-allotment option
Share price (in dollars per share)	$ 10